Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income (Loss) before Income Taxes

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
PRC, excluding HKSAR	(39,020,973)	8,760,488	112,936,180
Cayman Islands and BVI	(3,239,140)	(481,547)	(20,986,291)
HKSAR	(515,929)	(14,478)	(615,633)
United States	—	—	(1,176,177)

Total income (loss) before income taxes	(42,776,042)	8,264,463	90,158,079

Summary of Income Tax Benefit Recognized

The Company’s income tax benefit recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current income tax expense	—	—	7,860,663
Deferred income tax benefit	—	(6,903,561)	(9,517,476)

Total income tax benefit	—	(6,903,561)	(1,656,813)

Reconciliation of Income Tax Expense (Benefit)

The actual income tax benefit reported in the consolidated statements of comprehensive income (loss) for each of the years ended December 31, 2011, 2012 and 2013 differs from the amount computed by applying the PRC statutory income tax rate to income (loss) before income taxes due to the following:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Computed expected income tax expense (benefit)	(10,694,011)	2,066,116	22,539,520
Tax rate differential for entities in non-PRC jurisdictions	865,955	59,789	770,418
Research and development expenses bonus deduction	(1,619,472)	(3,188,028)	(4,932,333)
Non-deductible expenses
—Entertainment expense	443,622	253,351	322,430
—Impairment loss on an equity method investment	51,712	—	—
—Share of losses of equity method investments	410,634	—	—
—Share-based compensation costs	72,974	106,521	4,455,636
—Other	94,644	300,571	20,348
Preferential income tax rate	—	—	(5,240,442)
Tax rate differential	1,430,646	(1,810,791)	(4,602,374)
Change in tax rate	—	—	1,070,764
Change in valuation allowance	8,943,296	(4,691,090)	(16,060,780)

Actual income tax benefit	—	(6,903,561)	(1,656,813)

Components of Deferred Income Tax Assets

The principal components of deferred income tax assets are as follows:

	December 31,
	2012	2013
	RMB	RMB
Tax loss carryforwards	18,460,724	10,646,904
Accrued expenses and other current liabilities	4,635,723	8,221,083
Accounts receivable	3,289,043	—
Advertising expense	721,531	—
Impairment loss on equity method investments	425,000	425,000
Impairment loss on property and equipment	—	437,500

Total deferred income tax assets	27,532,021	19,730,487
Valuation allowance	(20,628,460)	(3,309,450)

Deferred income tax assets, net	6,903,561	16,421,037

Movements of Valuation Allowance

The movements of the valuation allowance are as follows:

	December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance as of January 1	22,781,569	30,450,912	20,628,460
Addition	11,271,562	6,933,591	4,753,930
Deduction	(2,328,266)	(4,721,120)	(8,584,922)
Reversal	—	(6,903,561)	(11,159,024)
Expiration of tax loss	(1,273,953)	(5,131,362)	(1,258,230)
Change in tax rate	—	—	(1,070,764)

Balance as of December 31	30,450,912	20,628,460	3,309,450

Summary of Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2011, 2012 and 2013 is as follows:

	December 31,
	2011	2012	2013
	RMB	RMB	RMB
Balance as of January 1	—	594,402	5,905,726
Increase related to current year tax positions	594,402	5,311,324	16,230,858
Settlement	—	—	(3,755,632)

Balance as of December 31	594,402	5,905,726	18,380,952